REAL ESTATE-RELATED SECURITIES - Summary of Real Estate Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	$ 39,520	$ 37,047
Unrealized Gain	2,551	1,147
Fair Value	42,071	38,194	$ 0
CMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	39,520	37,047	0
Unrealized Gain	2,551	1,147	0
Fair Value	$ 42,071	$ 38,194	$ 0